Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 6,582	$ 5,831
Transfers out of Level 2 into Level 1 of fair value hierarchy	5,930	7,985
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	667	715
Transfers out of Level 2 into Level 1 of fair value hierarchy	334	808
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	12,193	11,014
Transfers out of Level 2 into Level 1 of fair value hierarchy	13,425	7,309
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	7,781	9,973
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 3,871	$ 7,898